Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA S
File No. 811-21453, CIK: 0001162323
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA S, a unit investment trust registered under the Act, recently mailed to its contract owners the Semi Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust (CIK: 0000778207)

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (CIK:0000896435)

•	Columbia Funds Variable Insurance Trust (CIK: 0000815425)

•	Dreyfus Variable Investment Fund (CIK: 0000813383)

•	Federated Insurance Series (CIK: 0000912577)

•	Huntington VA Funds (CIK: 0000810695)

•	MFS® Variable Insurance Trust (CIK: 0000918571)

•	The Universal Institutional Funds, Inc. (CIK: 0001011378)

•	Wanger Advisors Trust (CIK: 0000929521)

This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi-Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company